Bank loans (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of maturities

The maturities schedule is as follows:

	Maturities schedule
	2024	2024
	S$	US$
Year ending December 31,
2025	55,250	40,616
2026	37,556	27,609
2027	40,022	29,421
2028	43,344	31,864
2029	42,806	31,468
Total	218,978	160,978
Less: current portion	(55,250)	(40,616)
Long-term portion	163,728	120,362